Long-term Debt (Tables)	3 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt

(in millions)			Fair Value(1)
	March 31, 2021	December 31, 2020	March 31, 2021	December 31, 2020
2.75% Notes due 2030	$750.0	$750.0	$754.8	$804.8
3.75% Notes due 2027	600.0	600.0	666.2	679.3
3.5% Notes due 2024	400.0	400.0	432.3	438.3
3.75% Notes due 2022	350.0	350.0	364.7	366.9
Unamortized discount, debt issuance costs and other	(17.8)	(18.7)
Total long term-debt	2,082.2	2,081.3
Less: current portion of debt	1.2	1.1
Long term-debt, less current portion	$2,081.0	$2,080.2
(1)The fair value is estimated based on current yield rates plus the Company’s estimated credit spread available for financings with similar terms and maturities. Based on these inputs, the debt instruments are classified as Level 2 in the fair value hierarchy.